Changes in Fair Value of Level 3 Contingent Consideration Arrangement (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2011
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value at December 31, 2010	$ (36.5)
Transfer to Receivable from MPC (included in other current assets)	(30.0)
Change in fair value of remaining years	55.8
Fair Value at December 31, 2011	(10.7)
Margin Support Contract
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value at December 31, 2010	17.3
Transfer to Receivable from MPC (included in other current assets)	(30.0)
Change in fair value of remaining years	32.9
Fair Value at December 31, 2011	20.2
Earn Out Payment
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair Value at December 31, 2010	(53.8)
Change in fair value of remaining years	22.9
Fair Value at December 31, 2011	$ (30.9)